PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISION FOR TAX, CIVIL AND LABOR RISKS
Schedule of tax, civil and labor provision and contingent liabilities
	Consolidated
	Tax		Civil		Labor		Contingent liabilities (business combination)(3)		Total
	2023(4)	2022	2023	2022	2023	2022	2023(2)	2022	2023	2022
Balance at the beginning of the years	187,052	181,694	557,675	305,690	186,118	233,472	406,428	597,585	1,337,273	1,318,441
Additions	42,055	78,410	446,554	425,398	122,846	91,694	4,204	-	615,659	595,502
Reversal(2)	(18,136)	(45,902)	(10,172)	(12,791)	(57,530)	(51,649)	(29,971)	(196,925)	(115,809)	(307,267)
Payments/utilization of judicial deposits(1)	(53,143)	(31,354)	(357,633)	(162,953)	(47,512)	(67,424)	-	-	(458,288)	(261,731)
Inflation adjustment	12,852	36,155	29,439	16,477	5,884	5,093	24,836	21,555	73,011	79,280
Exchange rate variation (OCI)	(3,958)	(31,951)	(38,836)	(14,146)	(21,799)	(25,068)	(19,516)	(15,787)	(84,109)	(86,952)
Disposal of The Body Shop	-	-	(445)	-	(700)	-	-	-	(1,145)	-
Balance at the end of the years	166,722	187,052	626,582	557,675	187,307	186,118	385,981	406,428	1,366,592	1,337,273

Current									491,301	463,655
Non-current									875,291	873,618

(1)	Tax payments refer mainly to the completion of the administrative procedure with the State of Amazonas for the effective settlement of tax amnesties, using judicial deposits.
(2)	Reversals of contingent liabilities (business combination) with Avon refer mainly to the change in estimates for tax, civil and labor lawsuits.
(3)	The business combination amounts as of December 31, 2023, arising from the business combination with Avon are segregated between tax (R$381,447) and labor (R$4,533) lawsuits.
(4)	In December 2023, the subsidiary Natura Cosmeticos recognized a provision for estimated costs in relation to litigation involving discussion about the collection of ICMS Tax Rate Differential (“DIFAL”) with several states in Brazil, in the amount of R$22,472. The recognition of the provision occurs as a result of an unfavorable decision to the taxpayer in judgment at the Federal Supreme Court (STF), leading to a change in the prognosis from loss to probable.

Schedule of contingent liabilities
	Consolidated
	2023	2022
Tax	10,375,764	8,480,614
Civil	246,500	161,859
Labor	169,463	164,462
Total contingent liabilities	10,791,727	8,806,935